EQUITY (Details) - Mar. 31, 2015 - JPY (¥) ¥ in Thousands	Total
EQUITY
Dividend payment term on meeting certain criteria	1 year
Dividend payment, normal term	2 years
Minimum amount of net assets to be maintained after dividend distribution	¥ 3,000
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital	10.00%
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital, until appropriated aggregate amount equals a percentage of common stock	25.00%
Retained earnings determined under accounting principles generally accepted in Japan	¥ 1,417,765